UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   March 31, 2005


ITEM 1.    REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN
EXCHANGE
RESERVES



SEMI-ANNUAL REPORT
MARCH 31, 2005



THE FUND EXPECTS TO HOLD A MEETING OF SHAREHOLDERS ON OR ABOUT NOVEMBER 15, 2005, AT WHICH THE ELECTION OF DIRECTORS WILL BE CONSIDERED. FOR INFORMATION WITH RESPECT TO SUBMITTING A CANDIDATE FOR DIRECTOR FOR CONSIDERATION BY THE GOVERNANCE AND NOMINATING COMMITTEE OF THE FUND'S BOARD OF DIRECTORS, PLEASE
SEE THE NOMINATING PROCEDURES IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q WILL BE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q WILL ALSO BE ABLE TO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.


FUND EXPENSES

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                  BEGINNING                ENDING
                ACCOUNT VALUE          ACCOUNT VALUE        EXPENSES PAID
               OCTOBER 1, 2004         MARCH 31, 2005       DURING PERIOD*
              ------------------   ---------------------  -------------------
                          Hypo-                  Hypo-                  Hypo-
                Actual  thetical     Actual    thetical**  Actual    thetical
              --------  --------   ---------   ---------  --------   --------
CLASS A        $1,000    $1,000    $1,006.15   $1,019.90    $5.05      $5.09
CLASS B        $1,000    $1,000    $1,004.91   $1,018.65    $6.30      $6.34
CLASS C        $1,000    $1,000    $1,006.16   $1,019.90    $5.05      $5.09
ADVISOR CLASS  $1,000    $1,000    $1,008.66   $1,022.49    $2.45      $2.47
CLASS R+       $1,000    $1,000    $1,001.44   $1,003.39    $0.72      $0.72
CLASS K+       $1,000    $1,000    $1,001.68   $1,003.63    $0.48      $0.48
CLASS I+       $1,000    $1,000    $1,001.89   $1,003.84    $0.27      $0.27

* Expenses are equal to the classes' annualized expense ratios of 1.01%, 1.26%, 1.01%, 0.49%, 0.87%, 0.58% and 0.33%, respectively, multiplied by the average account value over the period, multiply by the number of days in the period/365.

**   Assumes 5% return before expenses.

+    The account value and expenses for Class R, Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through March 31, 2005.


1


PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)     SECURITY                                   YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-84.4%
           ABBEY NATIONAL NA
$  18,000  4/05/05                                       2.49%  $    17,995,020
           ALLIED IRISH BANKS PLC
   15,000  4/08/05                                       2.73        14,992,038
           AMERICAN GENERAL FINANCE CORP.
   35,000  4/12/05                                       2.60        34,972,194
   10,000  4/11/05                                       2.69         9,992,528
           BANCO SANTANDER SA
   15,000  4/08/05                                       2.75        14,991,979
           BANQUE CAISSE D'EPARGNE L'ETAT
   20,000  5/02/05                                       2.71        19,953,328
           BARCLAYS FUNDING CORP.
   15,000  5/05/05                                       2.58        14,963,450
   25,000  4/29/05                                       2.74        24,946,722
           BNP PARIBAS
   30,000  4/21/05                                       2.75        29,954,167
           CAFCO LLC
   20,000  5/20/05                                       2.90        19,921,056
           CBA (FINANCE) DELAWARE, INC.
   18,000  4/07/05                                       2.66        17,992,020
           CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
   18,600  5/09/05                                       2.80        18,545,027
           CS FIRST BOSTON CORP.
   15,000  4/18/05 (a)                                   2.75        14,980,521
           DANSKE CORP.
   17,000  4/05/05                                       2.53        16,995,221
           DEPFA BANK PLC
   11,000  4/04/05 (a)                                   2.49        11,000,000
           E.I. DUPONT DE NEMOURS & CO.
    6,100  4/14/05                                       2.73         6,093,986
           EDISON ASSET SECURITIZATION
   15,000  5/16/05 (a)                                   2.84        14,946,750
           FAIRWAY FINANCE CORP.
   10,200  5/03/05 (a)                                   2.48        10,177,515
           FALCON ASSET SECURITIZATION CORP.
   12,110  4/06/05 (a)                                   2.67        12,105,509
    5,000  4/11/05 (a)                                   2.71         4,996,236
           FORTIS FUNDING
   15,000  4/07/05 (a)                                   2.52        14,993,713
           FOUNTAIN SQUARE COMMERCE FUNDING
   40,000  5/13/05                                       2.84        39,867,466
           GALAXY FUNDING, INC.
   20,000  4/25/05 (a)                                   2.63        19,964,933
   20,000  4/26/05 (a)                                   2.73        19,962,083
    8,000  5/02/05 (a)                                   2.77         7,980,918
           GEMINI SECURITIZATION CORP.
   18,000  4/04/05 (a)                                   2.64        17,996,040
           GENERAL ELECTRIC CAPITAL CORP.
   30,000  4/25/05                                       2.68        29,946,400
           GIRO BALANCED FUNDING
   40,000  4/12/05 (a)                                   2.74        39,966,511
           HBOS TREASURY SERVICES PLC
    8,500  5/25/05                                       2.93         8,462,643
           HSBC BANK PLC
   14,000  4/13/05                                       2.56        13,988,053
   16,000  4/26/05                                       2.62        15,970,889
   15,000  5/09/05                                       2.76        14,956,300
           JUPITER SECURITIZATION CORP.
   20,300  4/15/05 (A)                                   2.75        20,278,290
           LEXINGTON PARKER CAPITAL CORP.
   10,000  4/06/05 (a)                                   2.68         9,996,278
           NETWORK RAIL FINANCE PLC
   32,000  4/04/05 (a)                                   2.65        31,992,933
           NORDEUTSCHE LADESBANK
   16,000  4/07/05 (a)                                   2.60        15,993,067
   28,000  5/23/05 (a)                                   2.89        27,883,115
           PFIZER, INC.
   11,000  4/27/05 (a)                                   2.72        10,978,391
           PRIVATE EXPORT FUNDING
   11,000  5/09/05 (a)                                   2.45        10,971,553
   10,000  6/15/05 (a)                                   2.94         9,938,750
           PRUDENTIAL FUNDING LLC
   15,000  4/20/05                                       2.77        14,978,071
           PRUDENTIAL PLC
    9,000  5/11/05                                       2.78         8,972,200
           RANGER FUNDING
   14,132  4/01/05 (a)                                   2.64        14,132,000
           ROYAL BANK OF CANADA
    4,000  6/03/05                                       2.81         3,980,330
           SIGMA FINANCE, INC.
   37,000  4/13/05 (a)                                   2.54        36,968,673
           SOCIETE GENERALE
    8,000  6/01/05                                       2.75         7,962,722
   10,000  4/27/05                                       2.75         9,980,139


2


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)     SECURITY                                   YIELD         VALUE
-------------------------------------------------------------------------------
           THE BEAR STEARNS COS., INC.
$  15,000  4/11/05                                       2.53%  $    14,989,458
           TOYOTA MOTOR CREDIT CO.
   25,750  5/12/05 (a)                                   2.68        25,671,405
   15,000  5/16/05 (a)                                   2.85        14,946,563
           UBS FINANCE, INC.
   10,400  4/01/05                                       2.83        10,400,000
           WESTDEUTSCHE LANDESBANK AG
   15,000  4/06/05 (a)                                   2.51        14,994,781
                                                                ---------------
           Total Commercial Paper
            (amortized cost $890,579,935)                           890,579,935
                                                                ---------------
           CERTIFICATES OF DEPOSIT-14.9%
           ABN AMRO BANK
   18,000  4/04/05                                       2.63        18,000,000
           CAYLON
   18,000  5/18/05                                       2.46        18,000,000
   15,000  4/19/05                                       2.60        15,000,000
           DEXIA CREDIT LOCAL SA
   18,000  4/28/05 (a)                                   2.72        17,999,994
           LLOYDS BANK PLC
   30,000  4/22/05                                       2.61        30,000,000
           NORDEA BANK FINLAND PLC
   15,000  5/04/05                                       2.76        15,000,274
           SUNTRUST BANK
   18,000  5/03/05                                       2.68        18,000,000
           TORONTO DOMINION BANK
   10,000  4/04/05                                       2.51        10,000,000
           WASHINGTON MUTUAL
   15,000  4/28/05                                       2.81        15,000,000
                                                                ---------------
           Total Certificates of Deposit
           (amortized cost $157,000,268)                            157,000,268
                                                                ---------------
           CORPORATE OBLIGATION-1.0%
           CHASE MANHATTAN BANK
   10,800  5/11/05
           (amortized cost $10,800,000)                 2.72         10,800,000
                                                                ---------------
           TOTAL INVESTMENTS-100.3%
           (amortized cost $1,058,380,203)                        1,058,380,203
           Other assets less liabilities-(0.3%)                       3,069,673)
                                                                ---------------
           NET ASSETS-100%                                      $ 1,055,310,530
                                                                ===============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $451,816,522 or 42.8% of net assets.

See notes to financial statements.


3


STATEMENT OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $1,058,380,203)    $ 1,058,380,203
  Cash                                                                  11,143
  Receivable for capital stock sold                                  1,508,404
  Interest receivable                                                  742,168
                                                               ---------------
  Total assets                                                   1,060,641,918
                                                               ---------------
LIABILITIES
  Payable for capital stock redeemed                                 4,634,049
  Distribution fee payable                                             223,013
  Advisory fee payable                                                 221,576
  Transfer Agent fee payable                                            84,180
  Administrative fee payable                                             1,585
  Dividends payable                                                         52
  Accrued expenses                                                     166,933
                                                               ---------------
  Total liabilities                                                  5,331,388
                                                               ---------------
NET ASSETS                                                     $ 1,055,310,530
                                                               ===============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $     1,055,337
  Additional paid-in capital                                     1,054,281,206
  Accumulated net realized loss on investment transactions             (26,013)
                                                               ---------------
                                                               $ 1,055,310,530
                                                               ===============

CALCULATION OF OFFERING AND REDEMPTION PRICE

                                            NET ASSET VALUE AND:
                                           ---------------------
                               SHARES      OFFERING   REDEMPTION
CLASS       NET ASSETS      OUTSTANDING     PRICE       PRICE
----------------------------------------------------------------
A         $ 289,398,739     289,411,873     $ 1.00     $ 1.00
B         $ 139,762,438     139,767,021     $ 1.00     $ 1.00
C         $  33,939,022      33,939,851     $ 1.00     $ 1.00
Advisor   $ 592,180,111     592,187,600     $ 1.00     $ 1.00
R         $      10,106          10,106     $ 1.00     $ 1.00
K         $      10,107          10,106     $ 1.00     $ 1.00
I         $      10,007          10,007     $ 1.00     $ 1.00


See notes to financial statements.


4


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $ 10,264,247
EXPENSES
  Advisory fee                                         1,128,963
  Distribution fee--Class A                              664,450
  Distribution fee--Class B                              781,655
  Distribution fee--Class C                              129,272
  Distribution fee--Class R                                    5
  Distribution fee--Class K                                    2
  Transfer agency                                        896,423
  Custodian                                              103,382
  Administrative                                          32,000
  Registration fees                                       24,157
  Printing                                                24,142
  Legal                                                   21,930
  Audit                                                   19,396
  Trustees' fees                                          10,100
  Miscellaneous                                            7,916
                                                    ------------
  Total expenses                                       3,843,793
  Less: expenses waived (see Note C)                    (238,505)
  Less: expense offset arrangement (see Note B)           (1,708)
                                                    ------------
  Net expenses                                                     $  3,603,580
                                                                   ------------
  Net investment income                                               6,660,667
REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                           (4,162)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 6,656,505
                                                                   ============


See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


                                            SIX MONTHS ENDED     YEAR ENDED
                                             MARCH 31, 2005     SEPTEMBER 30,
                                               (UNAUDITED)          2004
                                             ---------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                      $     6,660,667   $     2,054,464
  Net realized gain (loss) on
    investment transactions                           (4,162)              471
                                             ---------------   ---------------
  Net increase in net assets from operations       6,656,505         2,054,935
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                       (1,632,452)         (249,011)
    Class B                                         (747,302)          (69,411)
    Class C                                         (208,903)          (38,376)
    Class R                                              (15)               -0-
    Advisor Class                                 (4,071,959)       (1,697,666)
    Class K                                              (17)               -0-
    Class I                                              (19)               -0-
TRANSACTION IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                        240,433,029      (188,475,755)
                                             ---------------   ---------------
 Total increase (decrease)                       240,428,867      (188,475,284)
NET ASSETS
  Beginning of period                            814,881,663     1,003,356,947
                                             ---------------   ---------------
  End of period                              $ 1,055,310,530   $   814,881,663
                                             ===============   ===============


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
Six Months Ended March 31, 2005 (unaudited)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Exchange Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AllianceBernstein Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AllianceBernstein Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for AllianceBernstein Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AllianceBernstein Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AllianceBernstein Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AllianceBernstein Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AllianceBernstein Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AllianceBernstein Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses.

Class R, Class K, and Class I shares are sold for cash or in exchange of the same class of shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.


7


NOTES TO FINANCIAL STATEMENTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


2. TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INCOME AND EXPENSES

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R,Class K, Class I and Advisor Class shares. Advisor Class shares have no distribution fees.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2005, such reimbursements totaled $32,000.

For the six months ended March 31, 2005, the Fund's expenses were reduced by $1,708 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $754, $183,180, and $10,863 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2005.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $715,325 for the six months ended March 31, 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A and Class R shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance


8


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares. For the period ending March 31, 2005, the Distributor has voluntarily agreed to waive a portion of the distribution fees in the amount of $195,414 and $43,091 and the effective annual rate is .75% and .50% for the Class B and Class C shares, respectively.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At March 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2004, the Fund had a capital loss carryforward of $21,851, which expires 2010. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. During the year ended September 30, 2004 the Fund utilized $471 of the capital loss carryforward. The dividends paid by the Fund for the six months ended
March 31, 2005 are deemed to be ordinary income for federal income tax purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At March 31, 2005, capital paid-in aggregated $1,055,336,543. Transactions, all at $1.00 per share, were as follows:

                                                         CLASS A
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2005      SEPTEMBER 30,
                                              (UNAUDITED)           2004
                                            ---------------    ---------------
Shares sold                                     143,905,639        263,174,493
Shares issued on reinvestment of dividends        1,632,452            249,011
Shares converted from Class B                     3,787,836         12,603,883
Shares redeemed                                (132,929,898)      (365,405,346)
                                            ---------------    ---------------
Net increase (decrease)                          16,396,029        (89,377,959)
                                            ===============    ===============

                                                         CLASS B
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2005      SEPTEMBER 30,
                                              (UNAUDITED)           2004
                                            ---------------    ---------------
Shares sold                                      26,438,519        100,513,279
Shares issued on reinvestment of dividends          747,302             69,411
Shares converted to Class A                      (3,787,836)       (12,603,883)
Shares redeemed                                 (63,316,649)      (201,219,606)
                                            ---------------    ---------------
Net decrease                                    (39,918,664)      (113,240,799)
                                            ===============    ===============

                                                         CLASS C
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2005      SEPTEMBER 30,
                                              (UNAUDITED)           2004
                                            ---------------    ---------------
Shares sold                                      14,554,112         49,811,396
Shares issued on reinvestment of dividends          208,903             38,376
Shares redeemed                                 (21,371,984)       (76,948,030)
                                            ---------------    ---------------
Net decrease                                     (6,608,969)       (27,098,258)
                                            ===============    ===============


9


NOTES TO FINANCIAL STATEMENTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


                                                       ADVISOR CLASS
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2005      SEPTEMBER 30,
                                              (UNAUDITED)           2004
                                            ---------------    ---------------
Shares sold                                     278,681,729         61,823,616
Shares issued on reinvestment of dividends        4,071,959          1,697,666
Shares redeemed                                 (12,219,274)       (22,280,021)
                                            ---------------    ---------------
Net increase                                    270,534,414         41,241,261
                                            ===============    ===============

                                                 CLASS R
                                            -----------------
                                             MARCH 1, 2005(a)
                                            to  MARCH 31, 2005
                                               (UNAUDITED)
                                            -----------------
Shares sold                                          10,100
Shares issued on reinvestment of dividends               15
Shares redeemed                                          (9)
                                            -----------------
Net increase                                         10,106
                                            =================

                                                 CLASS K
                                            -----------------
                                             MARCH 1, 2005(a)
                                            to  MARCH 31, 2005
                                               (UNAUDITED)
                                            -----------------
Shares sold                                          10,100
Shares issued on reinvestment of dividends               17
Shares redeemed                                         (11)
                                            -----------------
Net increase                                         10,106
                                            =================

                                                 CLASS I
                                            -----------------
                                             MARCH 1, 2005(a)
                                            to  MARCH 31, 2005
                                               (UNAUDITED)
                                            -----------------
Shares sold                                          10,000
Shares issued on reinvestment of dividends               19
Shares redeemed                                         (12)
                                            -----------------
Net increase                                         10,007
                                            =================

(a)  Commencement of distributions.


NOTE F: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.


10


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


11


NOTES TO FINANCIAL STATEMENTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


12


FINANCIAL HIGHLIGHTS

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                               CLASS A
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2005      ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0061        .0008(a)     .0040(a)     .0100        .0414        .0511
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0061        .0008        .0040        .0100        .0414        .0511
LESS: DIVIDENDS
Dividends from net investment income          (.0061)      (.0008)      (.0040)      (.0100)      (.0414)      (.0511)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-(b)       -0-          -0-

Total Dividends and Distributions             (.0061)      (.0008)      (.0040)      (.0100)      (.0414)      (.0511)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .62%         .09%         .37%        1.01%        4.23%       5.24%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $289          $273         $362        $786         $664        $680
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.01%(d)      1.11%         .95%        .97%         .96%        .99%
  Expenses, before waivers/
    reimbursements                              1.01%(d)      1.15%        1.03%        .97%         .96%        .99%
  Net investment income                         1.23%(d)       .08%(a)      .40%(a)     .99%        4.09%       5.14%



See footnote summary on page 19.


13


FINANCIAL HIGHLIGHTS (continued)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                              CLASS B
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2005      ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0049(a)     .0003(a)     .0011(a)     .0051        .0364        .0461
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0049        .0003        .0011        .0051        .0364        .0461

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0049)      (.0003)      (.0011)      (.0051)      (.0364)      (.0461)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0049)      (.0003)      (.0011)      (.0051)      (.0364)      (.0461)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .49%        .04%         .10%         .51%        3.71%        4.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $140        $180         $293         $432         $386         $169
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.26%(d)   1.16%        1.24%        1.48%        1.47%        1.50%
  Expenses, before
    waivers/reimbursements                      1.51%(d)   1.65%        1.54%        1.48%        1.47%        1.50%
  Net investment income                          .96%(a)(d) .03%(a)      .11%(a)      .51%        3.43%        4.54%


See footnote summary on page 19.


14


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                               CLASS C
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2005      ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0061(a)     .0008(a)     .0017(a)     .0075        .0389        .0486
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0061        .0008        .0017        .0075        .0389        .0486
LESS: DIVIDENDS AND DISTRIBUTIONS
  income                                      (.0061)      (.0008)      (.0017)      (.0075)      (.0389)      (.0486)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0061)      (.0008)      (.0017)      (.0075)      (.0389)      (.0486)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .62%         .09%         .15%        0.76%        3.97%        4.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $34          $41          $68         $108         $113         $129

RATIO TO AVERAGE NET ASSETS OF:
  Expenses, net of
    waivers/reimbursements                      1.01%(d)     1.11%        1.18%        1.22%        1.22%        1.24%
  Expenses, before
    waivers/reimbursements                      1.26%(d)     1.40%        1.29%        1.22%        1.22%        1.24%
  Net investment income                         1.21%(a)(d)   .08%(a)      .17%(a)      .77%        3.85%        4.85%


See footnote summary on page 19.


15


FINANCIAL HIGHLIGHTS (continued)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                           ADVISOR CLASS
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2005      ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0086        .0055        .0076        .0150        .0464        .0561
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0086        .0055        .0076        .0150        .0464        .0561

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                      (.0086)      (.0055)      (.0076)      (.0150)      (.0464)      (.0561)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-(b)       -0-          -0-
Total dividends and distributions             (.0086)      (.0055)      (.0076)      (.0150)      (.0464)      (.0561)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .87%         .55%         .78%        1.51%        4.75%        5.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $592        $322         $280         $234          $70           $2
Ratio of expenses to average net assets           .49(d)      .64%         .55%         .48%         .47%         .47%
Net investment income                            1.82(d)      .55%         .76%        1.39%        3.76%        5.53%


See footnote summary on page 19.


16


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                               CLASS R
                                                           MARCH 1, 2005(e)
                                                          TO MARCH 31, 2005
                                                             (UNAUDITED)
                                                          -----------------
Net asset value, beginning of period                            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           .0015
Net increase in net asset value from operations                 .0015

LESS: DIVIDENDS
Dividends from net investment income                           (.0015)
Net asset value, end of period                                  $1.00

TOTAL RETURN
Total investment return based on net asset value (c)              .14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                          $10
Ratio of expenses to average net assets                           .87%(d)
Net investment income                                            1.79%(d)


See footnote summary on page 19.


17


FINANCIAL HIGHLIGHTS (continued)

                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                               CLASS K
                                                           MARCH 1, 2005(e)
                                                          TO MARCH 31, 2005
                                                             (UNAUDITED)
                                                          -----------------
Net asset value, beginning of period                            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           .0017
Net increase in net asset value from operations                 .0017

LESS: DIVIDENDS
Dividends from net investment income                           (.0017)
Net asset value, end of period                                  $1.00

TOTAL RETURN
Total investment return based on net asset value (c)              .17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                          $10
Ratio of expenses to average net assets                           .58%(d)
Net investment income                                            2.08%(d)


See footnote summary on page 19.


18


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                               CLASS I
                                                           MARCH 1, 2005(e)
                                                          TO MARCH 31, 2005
                                                             (UNAUDITED)
                                                          -----------------
Net asset value, beginning of period                            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           .0019
Net increase in net asset value from operations                 .0019

LESS: DIVIDENDS
Dividends from net investment income                           (.0019)
Net asset value, end of period                                  $1.00

TOTAL RETURN
Total investment return based on net asset value (c)              .19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                          $10
Ratio of expenses to average net assets                           .33%(d)
Net investment income                                            2.35%(d)


(a)  Net of fees waived and expenses reimbursed.

(b)  Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


19


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


ALLIANCEBERNSTEIN EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672


TRUSTEES
WILLIAM H. FOULK, JR.(1), Chairman
MARC O. MAYER, President
RUTH BLOCK(1)
DAVID H. DIEVLER(1)
JOHN H. DOBKIN(1)
MICHAEL J. DOWNEY(1)


OFFICERS
JOHN J. KELLEY, Vice President
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
Boston, MA 02110


LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017


TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.


20


ALLIANCEBERNSTEIN FAMILY OF FUNDS


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


-------------------------------------------
WEALTH STRATEGIES FUNDS
-------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

-------------------------------------------
BLENDED STYLE FUNDS
-------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

-------------------------------------------
GROWTH FUNDS
-------------------------------------------

DOMESTIC

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

GLOBAL & INTERNATIONAL

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
New Europe Fund

-------------------------------------------
VALUE FUNDS
-------------------------------------------

DOMESTIC

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

GLOBAL & INTERNATIONAL

Global Value Fund
International Value Fund

-------------------------------------------
TAXABLE BOND FUNDS
-------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

-------------------------------------------
MUNICIPAL BOND FUNDS
-------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

-------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUNDS
-------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

-------------------------------------------
CLOSED-END FUNDS
-------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II



EXCHANGE RESERVES,** SERVES AS THE MONEY MARKET FUND EXCHANGE VEHICLE FOR THE ALLIANCEBERNSTEIN MUTUAL FUNDS.

FOR MORE COMPLETE INFORMATION ON ANY ALLIANCEBERNSTEIN MUTUAL FUND, INCLUDING INVESTMENT OBJECTIVES AND POLICIES, SALES CHARGES, EXPENSES, RISKS AND OTHER MATTERS OF IMPORTANCE TO PROSPECTIVE INVESTORS, VISIT OUR WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM OR CALL US AT (800) 227-4618 FOR A CURRENT PROSPECTUS. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

* PRIOR TO DECEMBER 15, 2004, THESE FUNDS WERE NAMED AS FOLLOWS: GLOBAL HEALTH CARE FUND WAS HEALTH CARE FUND; LARGE CAP GROWTH FUND WAS PREMIER GROWTH FUND; GLOBAL TECHNOLOGY FUND WAS TECHNOLOGY FUND; AND FOCUSED GROWTH & INCOME FUND WAS DISCIPLINED VALUE FUND. PRIOR TO FEBRUARY 1, 2005, SMALL/MID-CAP VALUE FUND WAS NAMED SMALL CAP VALUE FUND. PRIOR TO MAY 16, 2005, INTERNATIONAL GROWTH FUND WAS NAMED WORLDWIDE PRIVATIZATION FUND AND INTERNATIONAL RESEARCH GROWTH FUND WAS NAMED INTERNATIONAL PREMIER GROWTH FUND.

** AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


21


AFDSR0305


ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.    CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.    DESCRIPTION OF EXHIBIT
       -----------    ----------------------
       11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

         By:    /s/ Marc O. Mayer
                -----------------
                Marc O. Mayer
                President

Date:    May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:    /s/ Marc O. Mayer
                -----------------
                Marc O. Mayer
                President

Date:    May 27, 2005

         By:    /s/ Mark D. Gersten
                -------------------
                Mark D. Gersten
                Treasurer and Chief Financial Officer

Date:    May 27, 2005